Equity (Details Narrative) - CAD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Jul. 29, 2021	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Issued of Limited Recourse Capital Notes NVCC, Series 1	$ 1,750
Limited recourse capital notes interest rate description		The LRCNs bear interest at a fixed rate of 3.6% per annum, payable semi-annually, until October 31, 2026 and thereafter at a rate per annum, reset every five years, equal to the prevailing 5-year Government of Canada Yield plus 2.747% until maturity on October 31, 2081. The Bank may redeem the LRCNs, in whole or in part, during the period from October 1 to and including October 31, commencing in 2026 and every five years thereafter, with the prior written approval of OSFI. In the event of (i) non-payment of interest following any interest payment date, (ii) non-payment of the redemption price in case of a redemption of the LRCNs, (iii) non-payment of principal plus accrued and unpaid interest at the maturity of the LRCNs, (iv) an event of default on the LRCNs, or (v) a Trigger Event, the recourse of each LRCN holder will be limited to that holder’s pro rata share of the Limited Recourse Trust’s assets.
Payable semi-annually, until October 31, 2026 and thereafter at a rate per annum [member
Disclosure of classes of share capital [line items]
Notes receivables fixed interest rate		3.60%
Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 [member]
Disclosure of classes of share capital [line items]
Issued of Limited Recourse Capital Notes NVCC, Series 1	$ 1,750
Note issued price per share	$ 1,000